COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Rental expenses	¥ 23,563,373	¥ 19,386,322	¥ 17,687,924
Future minimum lease commitments
2021	22,225,857
2022	18,649,509
2023	¥ 4,551,612